Federated Hermes Global Equity Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.7%
		Australia—1.8%
2,148		Caltex Australia	$45,048
5,586		Goodman Group	53,782
		TOTAL	98,830
		Austria—0.6%
373	[1]	Austriamicrosystems AG	13,149
467		OMV AG	19,756
		TOTAL	32,905
		Brazil—0.7%
3,300		Magazine Luiza SA	37,281
		Canada—0.1%
2,763		HudBay Minerals, Inc.	6,731
		China—4.8%
1,300	[1]	Alibaba Group Holding Ltd.	33,827
7,000	[1]	China Mengniu Dairy Co. Ltd.	24,975
4,500		China Mobile Ltd.	35,763
6,000		China Resources Logic Ltd.	30,079
7,000		Ping An Insurance (Group) Co. of China Ltd.	78,358
27,653		Shenzhen International Holdings Ltd.	53,214
		TOTAL	256,216
		Denmark—2.1%
1,396		Novo Nordisk A/S	82,969
284		Orsted A/S	29,225
		TOTAL	112,194
		Finland—2.0%
12,444		Nokia Oyj	47,805
4,914		Stora Enso Oyj, Class R	59,366
		TOTAL	107,171
		France—1.4%
460		Gaztransport Et Technigaz	41,000
361		Vinci SA	36,720
		TOTAL	77,720
		Germany—0.9%
872		Vonovia SE	46,841
		Hong Kong—1.2%
6,572		AIA Group Ltd.	63,561
		Hungary—0.7%
920		OTP Bank RT	40,078
		Indonesia—0.5%
105,500		PT Telekomunikasi Indonesia Tbk	25,639
		Italy—0.9%
3,974		UniCredit SpA	51,148
		Japan—5.9%
1,000		Daifuku Co.	59,117
500		FUJIFILM Holdings Corp.	24,343
1,300		Kurita Water Industries Ltd.	33,481
1,400		Lion Corp.	23,383

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
2,274		Nippon Telegraph & Telephone Corp.	$53,201
800		Nitto Denko Corp.	39,889
900		Omron Corp.	48,395
1,600		ORIX Corp.	25,535
900		ZOZO, Inc.	12,609
		TOTAL	319,953
		Netherlands—2.8%
452		ASML Holding NV	125,187
1,011		Koninklijke Ahold NV	23,727
		TOTAL	148,914
		Norway—0.5%
1,097		Aker BP ASA	26,034
		South Korea—1.7%
16		LG Household & Health Care Ltd.	16,383
980		Samsung Electronics Co. Ltd.	44,335
194		Samsung Fire & Marine Insurance	31,600
		TOTAL	92,318
		Spain—2.3%
337		Aena SME SA	54,246
2,829		Iberdrola SA	32,385
2,272		Siemens Gamesa Renewable Energy SA	36,743
		TOTAL	123,374
		Sweden—2.6%
2,443		Essity Aktiebolag	73,260
8,913	[1]	SAS AB	9,330
6,002		Svenska Cellulosa AB SCA, Class B	57,644
		TOTAL	140,234
		Switzerland—5.3%
307		Lonza Group AG	122,686
750		Nestle SA	77,705
269		Roche Holding AG	87,679
		TOTAL	288,070
		Taiwan—1.9%
7,000		Giant Manufacturing Co. Ltd.	37,160
1,178		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	63,424
		TOTAL	100,584
		United Kingdom—2.1%
7,770	[1]	M&G PLC	19,956
6,743		Pets at Home Group PLC	22,440
4,262		Prudential PLC	70,049
		TOTAL	112,445
		United States—57.9%
1,326		Abbott Laboratories	102,142
533		Accenture PLC	96,254
66	[1]	Alphabet, Inc., Class A	88,391
47	[1]	Alphabet, Inc., Class C	62,949
71	[1]	Amazon.com, Inc.	133,746
334		American Tower Corp.	75,751
614		American Water Works Co., Inc.	75,927
379		Amgen, Inc.	75,698

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
393		Analog Devices, Inc.	$42,857
522		Apple, Inc.	142,694
2,849		Bank of America Corp.	81,197
860		Baxter International, Inc.	71,784
415	[1]	Berkshire Hathaway, Inc., Class B	85,631
130	[1]	Biogen, Inc.	40,091
577		Capital One Financial Corp.	50,926
394		Chubb Ltd.	57,142
1,007		Citigroup, Inc.	63,904
372		Cognex Corp.	16,569
300	[1]	Copart, Inc.	25,344
1,643		Delta Air Lines, Inc.	75,792
1,605	[1]	Discovery, Inc., Class A	41,248
3,672		Ford Motor Co.	25,557
1,110		Hess Corp.	62,360
660		Ingersoll-Rand PLC	85,166
456		Kimberly-Clark Corp.	59,823
216		Lam Research Corp.	63,381
181	[1]	Lululemon Athletica Inc.	39,351
864	[1]	Micron Technology, Inc.	45,412
1,050		Microsoft Corp.	170,110
89	[1]	O'Reilly Automotive, Inc.	32,816
5,338	[1]	Oasis Petroleum Inc.	8,728
947		Procter & Gamble Co.	107,229
816		Prudential Financial, Inc.	61,567
299		Robert Half International, Inc.	15,073
408		Royal Caribbean Cruises, Ltd.	32,807
282	[1]	Salesforce.com, Inc.	48,053
603		Sysco Corp.	40,190
763		The Travelers Cos., Inc.	91,415
320		Thermo Fisher Scientific, Inc.	93,056
1,660		TJX Cos., Inc.	99,268
987		UGI Corp.	35,571
1,375		Verizon Communications, Inc.	74,470
603		Visa, Inc., Class A	109,601
875		Walt Disney Co.	102,944
1,424		Weyerhaeuser Co.	36,996
587		Zoetis, Inc.	78,206
		TOTAL	3,125,187
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $5,451,136)	5,433,428
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[2]	(39,037)
		TOTAL NET ASSETS—100%	$5,394,391
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,125,187	$—	$—	$3,125,187
International	107,436	2,200,805	—	2,308,241
TOTAL SECURITIES	$3,232,623	$2,200,805	$—	$5,433,428
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt